TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Independent Auditors' Report                                   9
         Portfolio of Investments                                      10
         Notes to Portfolio of Investments                             20
         Statement of Assets and Liabilities                           21
         Statement of Operations                                       22
         Statement of Changes in Net Assets                            23
         Notes to Financial Statements                                 24








IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SMALL CAP STOCK FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.













USAA FAMILY OF FUNDS SUMMARY


      FUND                                        MINIMUM
    TYPE/NAME              VOLATILITY            INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
 Aggressive Growth         Very high               $3,000
 Emerging Markets          Very high                3,000
 First Start Growth
  (Registered Trademark)   Moderate to high         3,000
 Gold                      Very high                3,000
 Growth                    Moderate to high         3,000
 Growth & Income           Moderate                 3,000
 International             Moderate to high         3,000
 S&P 500(Registered
  Trademark)Index          Moderate                 3,000
 Science & Technology      Very high                3,000
 Small Cap Stock           Very high                3,000
 World Growth              Moderate to high         3,000
-------------------------------------------------------------
ASSET ALLOCATION
-------------------------------------------------------------
 Balanced Strategy         Moderate                $3,000
 Cornerstone Strategy      Moderate                 3,000
 Growth and Tax
  Strategy                 Moderate                 3,000
 Growth Strategy           Moderate to high         3,000
 Income Strategy           Low to moderate          3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
 GNMA(Registered
  Trademark)               Low to moderate         $3,000
 High-Yield
  Opportunities            High                     3,000
 Income                    Moderate                 3,000
 Income Stock              Moderate                 3,000
 Intermediate-Term
  Bond                     Low to moderate          3,000
 Short-Term Bond           Low                      3,000
-------------------------------------------------------------
INCOME - TAX EXEMPT
-------------------------------------------------------------
 Long-Term                 Moderate                $3,000
 Intermediate-Term         Low to moderate          3,000
 Short-Term                Low                      3,000
 State Bond Income         Moderate                 3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
 Money Market              Very low                $3,000
 Tax Exempt
  Money Market             Very low                 3,000
 Treasury Money
  Market Trust
  (Registered Trademark)   Very low                 3,000
 State Money Market        Very low                 3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

--------------------------------------------------------------------------------
SO FAR 2000 HAS BEEN AN UNINSPIRING INVESTMENT YEAR. LOOKING AT VARIOUS MARKET AVERAGES, AN INVESTOR SEES MARKETS THAT ARE CLOSE TO ZERO RETURN, SLIGHTLY DOWN OR SLIGHTLY UP.
--------------------------------------------------------------------------------

The biggest attention-grabber among indices is the Dow Jones Utilities. As reported August 20 in THE NEW YORK TIMES, for the 2000 calendar year it is up 27.53%! If anyone predicted that, I missed it.

Years like this for the broad averages are, in a way, predictable. We know that the S&P 500 Index, for instance, is not likely to take a sudden quantum leap and begin to average 30% return per year. I believe it possibly will return somewhere around 12%. (Please note I am surmising, not guaranteeing.) Another interesting thing about the year 2000 is the number of actively managed funds that are outperforming index funds.

Markets must take breathers like this. Such a pause allows the valuations of securities to become more normal. That means that the relationship of, for instance, a company's earnings per share to the price of a share becomes less extreme. This, in turn, could ultimately allow the expected returns on stocks to resume.

A family of mutual funds has the potential to make this kind of a period easier. Ideally, you can build an asset allocation to express your risk tolerance. Many fixed-income fund returns look very good in a year like this. And even if you don't build such a portfolio, a fund family makes it easy to retreat to safety because of the availability of bond and money market funds.

As you probably know, I am a strong proponent of asset allocation to build a portfolio you can live with. That's because somewhere down the road this market will ignite, and when it does you want to be sure you are there.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.








INVESTMENT REVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE: Long-term growth of capital.

TYPES OF INVESTMENTS: Invests principally in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                  7/31/00
--------------------------------------------------------------------------------
 Net Assets                   $101.0 Million
 Net Asset Value Per Share        $13.17
--------------------------------------------------------------------------------
TOTAL RETURN AS OF 7/31/00
--------------------------------------------------------------------------------
                  SINCE INCEPTION ON 8/2/99         31.70%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.








                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund, the S&P SmallCap 600 Index, and the Lipper Small Cap General Funds Average for the period of 08/02/1999 through 07/31/2000. The data points from the graph are as follows:


               USAA SMALL CAP          S&P SMALLCAP       LIPPER SMALL CAP
                 STOCK FUND             600 INDEX        GENERAL FUNDS AVG.
               ---------------           -------         ------------------

08/02/99         $10,000                 $10,000             $10,000
08/31/99           9,900                   9,560               9,732
09/30/99           9,890                   9,601               9,780
10/31/99          10,080                   9,577              10,013
11/30/99          11,560                   9,980              10,857
12/31/99          13,220                  10,797              12,297
01/31/00          13,460                  10,462              12,036
02/29/00          16,650                  11,863              14,151
03/31/00          14,010                  11,425              13,690
04/30/00          12,430                  11,229              12,648
05/31/00          11,870                  10,896              11,926
06/30/00          13,760                  11,540              13,205
07/31/00          13,170                  11,257              12,697

DATA SINCE INCEPTION ON 8/2/99 THROUGH 7/31/00


THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE SMALL CAP STOCK FUND TO THE S&P SMALLCAP 600 INDEX AND THE LIPPER SMALL CAP
GENERAL FUNDS AVERAGE. THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED MARKET-VALUE-WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE LIPPER AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SMALL-CAP GENERAL FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.








MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS, ERIC M. EFRON, CFA, AND JOHN K. CABELL, JR., CFA, APPEARS HERE.]

MARKET CONDITIONS

During the year that ended on July 31, 2000, U.S. equity markets in general encountered high levels of volatility. The year started off on an encouraging note. Buoyed by strong earnings reports, encouraged by a heady market for initial public offerings (IPOs), and infatuated with the NEW ECONOMY, growth stock prices moved up sharply between August 1, 1999, and early March 2000, while value stocks lagged. A series of interest-rate hikes by the Federal Reserve (the Fed) seemed not to matter. Technology stocks, particularly Internet-related ones, led the charge upward, joined by biotech and communications equities. As a result, valuations reached unsustainable levels. In this highly charged environment, long-discredited small-market-capitalization equities were particularly strong.

In early March 2000, however, there was a sea change in investor psychology. Internet stocks, particularly the dot-coms in the business-to-consumer space, started to show evidence that their business models might not work. Prices of IPOs and secondary offerings began to soften. Questions arose regarding the ownership of intellectual property in the genome and biotech areas. Rising prices at the gas pump fueled fears of inflation. The Fed continued to boost interest rates to slow the economy, and this time people took notice. The confluence of these factors prompted investors to sell stocks aggressively, which led to a dramatic drop in equity valuations and prices that lasted well into April. Between March 3, when it peaked at 223.58 on an intraday basis, and April 14, when bearish sentiment dragged it down to its calendar 2000 year-to-date low (185.32, intraday), the S&P SmallCap 600 Index dropped 17.0%. The peak-to-trough decline for the NASDAQ Composite was even more extreme, 40.7%. The movement was especially violent in the technology, biotech, and communications areas that had been so strong earlier in the year.

Between late April and early July, fears over the issues listed earlier subsided, and U.S. equity markets staged a recovery, but it was not strong enough to offset the damage of the preceding months. In July, stock prices in general retreated once again, although not as much as they had in March and April.

Even after all of this volatility, all of the major stock market indices that we follow generated positive returns for the year, although they closed considerably below their annual highs. Between August 2, 1999, the inception date for the USAA Small Cap Stock Fund, and July 31, 2000, the large-cap-oriented Dow Jones 30 Industrials and the S&P 500 Index were up 0.35% and 9.03%, respectively. The technology-rich NASDAQ Composite led the pack, up 43.86%. The small-cap-intensive S&P SmallCap 600 and Russell 2000 indices filled the middle ground, returning 12.99% and 14.55%, respectively.

PERFORMANCE

The USAA Small Cap Stock Fund participated fully in the volatility discussed above. Between its inception on August 2, 1999, and July 31, 2000, it generated a total return of 31.70%, outperforming all of the major stock market indicators that we follow, with the exception of the NASDAQ Composite. As of July 31, 2000, 24% of the Fund's total return came from our participation in IPOs.

PORTFOLIO STRATEGY

The USAA Small Cap Stock Fund's strategy remains unchanged. We thought it would be useful to review how this Fund compares and contrasts with the USAA Aggressive Growth Fund, which we also manage.

The USAA Small Cap Stock Fund diversifies according to investment style but not according to market-capitalization range. It places all of its new investments in small-capitalization stocks, but incorporates a blended style by investing in both growth and value equities. By our definition, any stock with a market capitalization equal to or less than the largest market-capitalization stock (currently about $3.2 billion) in the S&P SmallCap 600 Index is a small-cap stock. In effect, the Fund lets the stock market define the size of a small-capitalization stock. Our target is dynamic and fluid rather than static.

We have a flexible definition of "value." Value stocks can include stocks selling at low multiples of earnings, revenues, assets, or book value relative to:

              - equities in general      - future growth prospects
              - similar equities         - perceived economic value
                              - past valuations

Stocks may be deemed to be values for other reasons as well. The companies underlying value stocks tend to be more mature and growing at slower rates than their growth counterparts. By most conventional measures, value stocks tend to be more moderately priced and less volatile than growth stocks, although there may be exceptions. Small-cap stocks still remain high on the relative risk spectrum. We believe that our selection of value stocks has good appreciation potential, but in growth-dominated stock markets such as the one we are experiencing now, it may take more time for this potential to be realized than might be the case for growth stocks.

In contrast to the USAA Small Cap Stock Fund, the USAA Aggressive Growth Fund diversifies according to market capitalization but not according to investment style. It has the flexibility to invest in tiny companies and giant ones, but at the same time, it invests only in companies with rapidly growing earnings or the prospects thereof.

Where the two funds overlap is in the area of small-cap growth stocks. Within this sphere, the USAA Small Cap Stock Fund follows the USAA Aggressive Growth Fund's example of investing in rapidly growing companies that are in a good position to take advantage of changing social and economic trends, but each Fund diversifies away from this common core in a different manner. As described above, the USAA Small Cap Stock Fund branches out into value stocks, and the USAA Aggressive Growth Fund extends into the mid- and large-cap realms. The intended design of each Fund is to provide investors at all times with exposure to parts of the stock market that are in relative favor.

OUTLOOK

The performance of the USAA Small Cap Stock Fund during the stock market correction earlier this year serves as a stark reminder that funds of its type are very volatile. This is a risk that investors should be aware of at all times. The long-term growth prospects for the growth stocks in the Fund look good, and the other holdings sell at very attractive valuations in our analysis. The growth stocks that we have invested in usually carry a high valuation. But this should not be a problem so long as the underlying companies realize their perceived growth potential, interest rates behave, and other disruptive events remain at a manageable level. Because this is not a perfect world, however, we think that equity markets will continue to encounter air pockets. Although we are optimistic about the long-term outcome of our investment journey, we urge our investors to keep their seat belts fastened.


REFER TO PAGE 4 FOR THE S&P SMALLCAP 600 INDEX DEFINITION.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE RUSSELL 2000 IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(REGISTERED TRADEMARK) INDEX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE USAA SMALL CAP STOCK FUND AND THE USAA AGGRESSIVE GROWTH FUND WILL REFLECT THE VOLATILITY OF INVESTMENTS IN SMALL-CAP STOCKS AND IPOS.








--------------------------------------     -------------------------------------
      TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES
        (% OF NET ASSETS)                            (% OF NET ASSETS)
--------------------------------------     -------------------------------------
Sepracor, Inc.                     4.2     Biotechnology                    11.9
Biovail Corp.                      2.3     Drugs                             9.2
Forward Air Corp.                  2.2     Communication Equipment           6.3
QIAGEN N.V.                        2.0     Oil & Gas - Drilling/Equipment    4.6
IDEC Pharmaceuticals Corp.         1.9     Computer Software & Service       4.4
Quanta Services, Inc.              1.4     Internet Services                 4.0
Techne Corp.                       1.2     Medical Products & Supplies       3.9
Caliper Technologies Corp.         1.1     Services - Commercial & Consumer  3.8
Four Seasons Hotels, Inc.          1.1     Retail - Specialty                3.2
99 Cents Only Stores               1.1     Electronics - Semiconductors      2.6
--------------------------------------     -------------------------------------

YOU WILL  FIND A  COMPLETE  LIST OF THE  SECURITIES  THAT THE FUND OWNS ON PAGES
10-19.










INDEPENDENT AUDITORS' REPORT

KPMG

The Shareholders and Board of Directors

USAA SMALL CAP STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Small Cap Stock Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights, presented in note 7 to the financial statements, for the period from August 2, 1999, (commencement of operations) through July 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund as of July 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from August 2, 1999, (commencement of operations) through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                              KPMG LLP

San Antonio, Texas
September 1, 2000









USAA SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 2000

                                                                         MARKET
   NUMBER                                                                VALUE
 OF SHARES                SECURITY                                       (000)
--------------------------------------------------------------------------------
                       COMMON STOCKS (92.4%)

            AEROSPACE/DEFENSE (0.1%)
   12,000   AAR Corp.                                                   $    144
--------------------------------------------------------------------------------
            AIR FREIGHT (2.5%)
   10,000   EGL, Inc.*                                                       287
   50,000   Forward Air Corp.*                                             2,256
--------------------------------------------------------------------------------
                                                                           2,543
--------------------------------------------------------------------------------
            AIRLINES (0.4%)
   11,200   Atlantic Coast Airlines Holdings, Inc.*                          413
--------------------------------------------------------------------------------
            AUTO PARTS (1.5%)
   30,000   Copart, Inc.*                                                    398
   18,700   Lear Corp.*                                                      436
    9,200   Littelfuse, Inc.*                                                324
   29,700   Tower Automotive, Inc.*                                          362
--------------------------------------------------------------------------------
                                                                           1,520
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (0.3%)
    9,000   Bank of the Ozarks, Inc.                                         135
   10,000   Hamilton Bancorp, Inc.*                                          180
--------------------------------------------------------------------------------
                                                                             315
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.3%)
    9,000   Beringer Wine Estates Holdings, Inc. "B"*                        331
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (11.9%)
   16,000   Abgenix, Inc.*                                                   802
    1,300   Aclara Biosciences, Inc.*                                         55
   25,000   Applied Molecular Evolution, Inc.*                               659
    2,500   Argonaut Technologies, Inc.*                                      49
   19,000   Biomatrix, Inc.*                                                 395
   15,000   Celgene Corp.*                                                   779
      900   Discovery Partners International, Inc.*                           16
    5,000   Diversa Corp.*                                                   180
   10,000   Gemini Genomics plc*                                             174
   16,000   IDEC Pharmaceuticals Corp.*                                    1,965
      900   Illumina, Inc.*                                                   32
    6,900   Inhale Therapeutic Systems, Inc.*                                560
    8,000   Invitrogen Corp.*                                                502
    2,000   Luminex Corp.*                                                    73
   11,000   Maxygen, Inc.*                                                   682
   10,000   Medarex, Inc.*                                                   729
    6,000   Millennium Pharmaceuticals, Inc.*                                577
   40,000   QIAGEN N.V.*                                                   1,990
   12,000   Sequenom, Inc.*                                                  340
   12,000   Techne Corp.*                                                  1,198
    2,500   Variagenics, Inc.*                                                51
   15,000   Vical, Inc.*                                                     244
--------------------------------------------------------------------------------
                                                                          12,052
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.5%)
   14,300   Sinclair Broadcast Group, Inc. "A"*                              156
    5,900   Spanish Broadcasting Systems, Inc. "A"*                           66
   13,600   Wink Communications, Inc.*                                       333
--------------------------------------------------------------------------------
                                                                             555
--------------------------------------------------------------------------------
            BUILDING MATERIAL GROUP (1.2%)
    8,000   Simpson Manufacturing, Inc.*                                     392
   15,000   Trex Company, Inc.*                                              804
--------------------------------------------------------------------------------
                                                                           1,196
--------------------------------------------------------------------------------
            CHEMICALS (0.6%)
   13,700   Symyx Technologies*                                              580
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.4%)
    8,700   Cabot Microelectronics Corp.*                                    409
--------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY (0.1%)
   11,800   Polymer Group, Inc.                                               91
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (6.3%)
      400   Accelerated Networks, Inc.*                                       10
    8,200   Advanced Fibre Communications, Inc.*                             352
   12,500   Airnet Communications Corp.*                                     347
    1,700   Airspan Networks, Inc.*                                           38
      200   Avici Systems, Inc.*                                              20
    8,000   Breezecom Ltd.*                                                  282
    8,500   Clarent Corp.*                                                   364
   13,000   Digital Microwave Corp.*                                         353
    9,200   Harmonic, Inc.*                                                  217
    7,600   interWAVE Communications International, Ltd.*                    118
   20,100   MCK Communications, Inc.*                                        364
    8,100   Metawave Communications Corp.*                                   219
      700   Netro Corp.*                                                      38
      300   New Focus, Inc.*                                                  30
    1,300   Next Level Communications, Inc.*                                 117
      600   ONI Systems Corp.*                                                53
   11,100   Paradyne Networks, Inc.*                                         316
    8,800   PCTEL, Inc.*                                                     269
    8,700   Sierra Wireless, Inc.*                                           505
    1,000   Sonus Networks, Inc.*                                            186
      900   Sunrise Telecom, Inc.*                                            42
      900   Sycamore Networks, Inc.*                                         111
   14,100   Tekelec, Inc.*                                                   553
    8,300   Telaxis Communications Corp.*                                    158
   10,200   Terayon Communication Systems, Inc.*                             520
      500   Triton Network Systems, Inc.*                                     14
   13,800   UTStarcom, Inc.*                                                 351
   14,500   Vyyo, Inc.*                                                      392
--------------------------------------------------------------------------------
                                                                           6,339
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (0.4%)
    1,700   Network Engines, Inc.*                                            47
    6,200   Sandisk Corp.*                                                   395
--------------------------------------------------------------------------------
                                                                             442
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.6%)
   13,500   Finisar Corp.*                                                   359
    6,400   JNI Corp.*                                                       273
      500   Stratos Lightwave, Inc.*                                          19
--------------------------------------------------------------------------------
                                                                             651
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (4.4%)
    7,100   Active Software, Inc.*                                           405
   31,400   Avant! Corp.*                                                    491
   45,500   Bindview Development Corp.*                                      402
    5,000   Bluestone Software, Inc.*                                        111
    9,700   ClickSoftware Technologies Ltd.*                                  47
    2,900   Corio, Inc.*                                                      49
   28,200   Crossworlds Software, Inc.*                                      472
   26,200   Legato Systems, Inc.*                                            255
   10,900   Network Associates, Inc.*                                        209
    1,200   Nuance Communications, Inc.*                                     168
    1,100   Numerical Technologies, Inc.*                                     51
    3,200   OpenTV Corp. "A"*                                                158
   11,500   OTG Software, Inc.*                                              384
   11,700   Perot Systems Corp. "A"*                                         105
   16,200   Scientific Learning Corp.*                                       103
    4,300   Sequoia Software Corp.*                                           50
    2,500   Talarian Corp.*                                                   32
   10,100   Transaction Systems Architects, Inc.*                            179
    9,100   Ulticom, Inc.*                                                   305
    7,600   ValiCert, Inc.*                                                   84
    2,100   Virage, Inc.*                                                     34
   11,300   Wind River Systems, Inc.*                                        331
--------------------------------------------------------------------------------
                                                                           4,425
--------------------------------------------------------------------------------
            CONSTRUCTION - CEMENT & AGGREGATES (0.2%)
    4,500   Vulcan Materials Co.*                                            193
--------------------------------------------------------------------------------
            DRUGS (9.2%)
   15,000   Alpharma, Inc. "A"                                               983
   40,000   Biovail Corp.*                                                 2,320
   21,000   Jones Pharma, Inc.                                               686
   34,500   King Pharmaceuticals, Inc.*                                    1,039
   40,000   Sepracor, Inc.*                                                4,230
--------------------------------------------------------------------------------
                                                                           9,258
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (1.0%)
      600   Capstone Turbine Corp.*                                           33
   12,600   DDI Corp.*                                                       277
    5,300   Manufacturers Services Ltd.*                                     123
   27,000   SLI, Inc.                                                        292
    2,700   SMTC Corp.*                                                       49
   15,200   Viasystems Group, Inc.*                                          250
--------------------------------------------------------------------------------
                                                                           1,024
--------------------------------------------------------------------------------
            ELECTRONICS - COMPUTER DISTRIBUTORS (0.4%)
   12,000   Kent Electronics Corp.*                                          373
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.6%)
   12,600   Methode Electronics, Inc. "A"                                    572
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (2.6%)
    2,000   Centillium Communications, Inc.*                                 162
    3,300   Exar Corp.*                                                      306
    5,900   Hi/fn, Inc.*                                                     286
   16,300   Insilicon, Inc.*                                                 276
    1,900   Intersil Holding Corp.*                                          109
      900   Marvell Technology Group Ltd.*                                    41
    5,600   Metalink Ltd.*                                                   127
    5,300   MIPS Technologies, Inc.*                                         247
    7,700   MMC Networks, Inc.*                                              381
    9,100   Parthus Technologies plc ADR*                                    274
      600   Quantum Effect Devices, Inc.*                                     45
      300   Silicon Image, Inc.*                                              16
      300   Silicon Laboratories, Inc.*                                       17
    2,300   Stanford Microdevices, Inc.*                                      97
    3,600   Virata Corp.*                                                    230
--------------------------------------------------------------------------------
                                                                           2,614
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (1.4%)
    1,700   Lexent, Inc.*                                                     45
   30,000   Quanta Services, Inc.*                                         1,373
--------------------------------------------------------------------------------
                                                                           1,418
--------------------------------------------------------------------------------
            ENTERTAINMENT (0.2%)
   10,000   Crown Media Holdings, Inc. "A"*                                  161
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (1.1%)
    7,400   Brooks Automation, Inc.*                                         367
    5,500   Cymer, Inc.*                                                     250
    9,500   Electroglas, Inc.*                                               190
    5,900   PRI Automation, Inc.*                                            269
--------------------------------------------------------------------------------
                                                                           1,076
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (1.2%)
   24,750   Metris Companies, Inc.                                           725
   20,000   NCO Group, Inc.*                                                 495
--------------------------------------------------------------------------------
                                                                           1,220
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.5%)
    8,700   Heller Financial, Inc. "A"*                                      209
    5,200   SEI Investments Co.                                              284
--------------------------------------------------------------------------------
                                                                             493
--------------------------------------------------------------------------------
            FOODS (0.6%)
    7,000   American Italian Pasta Co. "A"*                                  138
   10,000   Suiza Foods Corp.*                                               464
--------------------------------------------------------------------------------
                                                                             602
--------------------------------------------------------------------------------
            GAMING COMPANIES (0.7%)
   21,000   Isle of Capri Casinos, Inc.*                                     260
   11,600   Mandalay Resort Group*                                           283
   12,000   Station Casinos, Inc.*                                           155
--------------------------------------------------------------------------------
                                                                             698
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (1.2%)
   30,000   Accredo Health, Inc.*                                            990
    5,200   Professional Detailing, Inc.*                                    192
--------------------------------------------------------------------------------
                                                                           1,182
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (0.8%)
   12,000   Express Scripts, Inc. "A"*                                       771
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (2.4%)
    7,200   Advance Paradigm, Inc.*                                          178
    8,000   eBenX, Inc.*                                                     177
   10,000   Omnicare, Inc.                                                    97
   12,500   Orthodontic Centers of America, Inc.*                            323
   17,000   Priority Healthcare Corp. "B"*                                   912
   20,000   RehabCare Group, Inc.*                                           711
--------------------------------------------------------------------------------
                                                                           2,398
--------------------------------------------------------------------------------
            HOMEBUILDING (0.2%)
   14,000   Crossmann Communities, Inc.*                                     210
--------------------------------------------------------------------------------
            HOSPITALS (0.3%)
    6,500   Province Healthcare Co.*                                         279
--------------------------------------------------------------------------------
            HOUSEWARES (0.5%)
   10,600   Salton, Inc.*                                                    334
   10,000   Yankee Candle Co., Inc.*                                         209
--------------------------------------------------------------------------------
                                                                             543
--------------------------------------------------------------------------------
            INTERNET SERVICES (4.0%)
    4,100   724 Solutions, Inc.*                                             137
    8,400   Be Free, Inc.*                                                    43
      500   Blue Martini Software, Inc.*                                      30
    2,200   Click Commerce, Inc.*                                             69
   12,700   Cysive, Inc.*                                                    305
    7,500   Digital Island, Inc.*                                            215
   17,400   divine interVentures, Inc.*                                      152
    7,900   Entrust Technologies, Inc.*                                      226
   10,700   Evoke Communications, Inc.*                                       86
    5,400   Freemarkets, Inc.*                                               260
   34,000   HeadHunter.NET, Inc.*                                            272
    4,300   homestore.com, Inc.*                                             151
   14,600   i3 Mobile, Inc.*                                                 193
    7,600   Ibeam Broadcasting Corp.*                                         94
    1,000   InterNAP Network Services Corp.*                                  34
   27,374   Internet Pictures Corp.*                                         303
   11,000   Loudeye Technologies, Inc.*                                      157
   23,200   Promotions.com, Inc.*                                            120
      750   PurchasePro.com, Inc.*                                            29
    1,600   Register.com, Inc.*                                               43
    3,900   Retek, Inc.*                                                     120
    4,200   Selectica, Inc.*                                                 217
   12,300   Sportsline USA, Inc.*                                            194
      500   StorageNetworks, Inc.*                                            55
    3,700   Tumbleweed Communications Corp.*                                 166
    1,000   Versata, Inc.*                                                    34
   12,300   Viador, Inc.*                                                    131
   40,000   XCare.net, Inc.*                                                 197
--------------------------------------------------------------------------------
                                                                           4,033
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.7%)
   20,000   Blackrock, Inc."A"*                                              675
--------------------------------------------------------------------------------
            LEISURE TIME (0.3%)
   14,000   Steiner Leisure Ltd.*                                            271
--------------------------------------------------------------------------------
            LODGING/HOTEL (2.1%)
   16,000   Four Seasons Hotels, Inc.                                      1,122
   30,000   Hotel Reservations Network, Inc.*                              1,033
--------------------------------------------------------------------------------
                                                                           2,155
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (0.1%)
   13,000   AMCOL International Corp.                                         48
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.5%)
   13,000   Astec Industries, Inc.*                                          253
   18,200   Maxwell Technologies, Inc.*                                      266
--------------------------------------------------------------------------------
                                                                             519
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (3.9%)
   10,000   ABIOMED, Inc.*                                                   397
   20,600   ArthroCare Corp.*                                                748
   20,300   Caliper Technologies Corp.*                                    1,116
   10,000   Charles River Laboratories International*                        302
    6,500   CONMED Corp.*                                                     87
   16,000   SciQuest.com, Inc.*                                              157
   16,100   Varian Medical Systems, Inc.*                                    692
   35,000   Vascular Solutions, Inc.*                                        486
--------------------------------------------------------------------------------
                                                                           3,985
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (4.6%)
   15,000   Cooper Cameron Corp.*                                            969
   20,000   Dril-Quip, Inc.*                                                 799
    6,500   Ensco International, Inc.                                        219
   25,000   Grant Prideco, Inc.*                                             503
    7,700   Precision Drilling Corp.*                                        263
   11,100   R&B Falcon Corp.*                                                221
   13,600   Smith International, Inc.*                                       971
   10,500   Veritas DGC, Inc.*                                               226
   13,000   Weatherford International, Inc.*                                 521
--------------------------------------------------------------------------------
                                                                           4,692
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (1.5%)
   11,600   Cabot Oil & Gas Corp.                                            215
   15,100   EOG Resources, Inc.                                              446
   16,100   Louis Dreyfus Natural Gas Corp.*                                 418
   18,000   Spinnaker Exploration Co.*                                       449
--------------------------------------------------------------------------------
                                                                           1,528
--------------------------------------------------------------------------------
            RESTAURANTS (1.4%)
   20,000   Creative Host Services, Inc.*                                    100
      500   Creative Host Services, Inc. Warrants*                            -
    6,000   Krispy Kreme Doughnuts, Inc.*                                    408
   20,000   P. F. Chang's China Bistro, Inc.*                                589
   15,000   Papa John's International, Inc.*                                 357
--------------------------------------------------------------------------------
                                                                           1,454
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.8%)
   12,300   Fastenal Co.                                                     759
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.2%)
   10,000   Nordstrom, Inc.                                                  175
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.4%)
    8,850   Dollar Tree Stores, Inc.*                                        377
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.2%)
   22,500   Wild Oats Markets, Inc.*                                         228
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (3.2%)
   25,000   99 Cents Only Stores*                                          1,077
   25,000   Cost Plus, Inc.*                                                 833
   18,000   Linens 'n Things, Inc.*                                          539
   17,000   Tuesday Morning Corp.*                                           165
   15,000   Williams-Sonoma, Inc.*                                           581
--------------------------------------------------------------------------------
                                                                           3,195
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (2.0%)
   13,000   Abercrombie & Fitch Co. "A"*                                     209
   13,000   American Eagle Outfitters, Inc.*                                 193
   20,000   Charlotte Russe Holding, Inc.*                                   241
   34,000   Chico's FAS, Inc.*                                             1,003
   15,000   Too, Inc.*                                                       337
--------------------------------------------------------------------------------
                                                                           1,983
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (3.8%)
   56,200   Armor Holdings, Inc.*                                            826
    4,500   Corporate Executive Board Co.*                                   288
   11,200   Heidrick & Struggles International, Inc.*                        750
   24,600   Innotrac Corp.*                                                  126
   37,200   Kforce.com, Inc.*                                                167
   47,100   Labor Ready, Inc.*                                               236
   18,200   Merix Corp.*                                                     910
   20,000   Profit Recovery Group International, Inc.*                       185
   13,300   The Titan Corp.*                                                 395
--------------------------------------------------------------------------------
                                                                           3,883
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (1.7%)
   16,200   Complete Business Solutions, Inc.*                               207
   10,100   iGATE Capital Corp.*                                              95
   41,700   IMRglobal Corp.*                                                 547
    5,500   MarchFirst, Inc.*                                                114
   41,600   Pomeroy Computer Resources, Inc.*                                707
--------------------------------------------------------------------------------
                                                                           1,670
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (1.0%)
   12,000   Affiliated Computer Services, Inc.*                              541
   15,000   Computer Horizons Corp.*                                         196
    3,526   MedQuist, Inc.*                                                   76
   27,000   Syntel, Inc.*                                                    253
--------------------------------------------------------------------------------
                                                                           1,066
--------------------------------------------------------------------------------
            SPECIALTY PRINTING (0.2%)
   23,700   Consolidated Graphics, Inc.*                                     253
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.6%)
      600   Aether Systems, Inc.*                                            100
   11,600   Alamosa PCS Holdings, Inc.*                                      232
   19,900   Dobson Communications Corp. "A"*                                 435
    3,600   Leap Wireless International, Inc.*                               228
    1,600   Nextel Partners, Inc. "A"*                                        51
    4,000   Tritel, Inc.*                                                    124
    4,800   Triton PCS Holdings, Inc. "A"*                                   241
    8,500   UbiquiTel, Inc.*                                                  86
    8,700   US Unwired, Inc. "A"*                                            124
--------------------------------------------------------------------------------
                                                                           1,621
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
   100,000  American TeleSource International, Inc.*                         450
   12,200   Universal Access, Inc.*                                          337
--------------------------------------------------------------------------------
                                                                             787
--------------------------------------------------------------------------------
            TELEPHONES (0.4%)
   15,000   GT Group Telecom, Inc. "B"*                                      245
    6,750   Winstar Communications, Inc.*                                    204
--------------------------------------------------------------------------------
                                                                             449
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.4%)
   20,000   Waste Connections, Inc.*                                         405
--------------------------------------------------------------------------------
            Total common stocks (cost: $82,500)                           93,302
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
   (000)
------------
                      MONEY MARKET INSTRUMENT (6.8%)

  $ 6,871   Federal Home Loan Mortgage, Discount Note,
              6.48%, 8/01/2000 (cost: $6,871)                              6,871
--------------------------------------------------------------------------------
            Total investments (cost: $89,371)                           $100,173
================================================================================









USAA SMALL CAP STOCK FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2000


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 7.7% of net assets at July 31, 2000.

ADR - American Depositary Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

* Non-income producing.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA SMALL CAP STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JULY 31, 2000


ASSETS

   Investments in securities, at market value
      (identified cost of $89,371)                                 $  100,173
   Cash                                                                   173
   Receivables:
      Capital shares sold                                                 111
      Dividends                                                             2
      Securities sold                                                   1,652
                                                                   ----------
         Total assets                                                 102,111
                                                                   ----------

LIABILITIES

   Securities purchased                                                   916
   Capital shares redeemed                                                 70
   USAA Investment Management Company                                      66
   USAA Transfer Agency Company                                            16
   Accounts payable and accrued expenses                                   63
                                                                   ----------
         Total liabilities                                              1,131
                                                                   ----------
            Net assets applicable to capital shares outstanding    $  100,980
                                                                   ==========

REPRESENTED BY:

   Paid-in capital                                                 $   93,976
   Accumulated net realized loss on investments                        (3,798)
   Net unrealized appreciation of investments                          10,802
                                                                   ----------
            Net assets applicable to capital shares outstanding    $  100,980
                                                                   ==========
   Capital shares outstanding                                           7,667
                                                                   ==========
   Authorized shares of $.01 par value                                100,000
                                                                   ==========
   Net asset value, redemption price, and offering price per share $    13.17
                                                                   ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA SMALL CAP STOCK FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

PERIOD ENDED JULY 31, 2000*


Net investment loss:
   Income:
      Dividends                                                      $      31
      Interest                                                             432
                                                                     ---------
         Total income                                                      463
                                                                     ---------
   Expenses:
      Management fees                                                      524
      Transfer agent's fees                                                193
      Custodian's fees                                                      82
      Postage                                                               30
      Shareholder reporting fees                                            15
      Directors' fees                                                        4
      Registration fees                                                    114
      Professional fees                                                     35
      Other                                                                  3
                                                                     ---------
         Total expenses                                                  1,000
                                                                     ---------
            Net investment loss                                           (537)
                                                                     ---------
Net realized and unrealized gain (loss) on investments:
   Net realized loss on investments                                     (3,798)
   Change in net unrealized appreciation/depreciation                   10,802
                                                                     ---------
            Net realized and unrealized gain                             7,004
                                                                     ---------
Increase in net assets resulting from operations                     $   6,467
                                                                     =========


* FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA SMALL CAP STOCK FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN  THOUSANDS)

PERIOD ENDED JULY 31, 2000*


From operations:
   Net investment loss                                             $    (537)
   Net realized loss on investments                                   (3,798)
   Change in net unrealized appreciation/depreciation
      of investments                                                  10,802
                                                                   ---------
      Increase in net assets resulting
         from operations                                               6,467
                                                                   ---------
From capital share transactions:
   Proceeds from shares sold                                         140,189
   Cost of shares redeemed                                           (45,676)
                                                                   ---------
      Increase in net assets from capital
         share transactions                                           94,513
                                                                   ---------
Net increase in net assets                                           100,980
Net assets:
   Beginning of period                                                   -
                                                                   ---------
   End of period                                                   $ 100,980
                                                                   =========

Change in shares outstanding:
   Shares sold                                                        11,159
   Shares redeemed                                                    (3,492)
                                                                   ---------
      Increase in shares outstanding                                   7,667
                                                                   =========



* FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA SMALL CAP STOCK FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund), which commenced operations on August 2, 1999. The Fund's investment objective is long-term growth of capital. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets primarily in equity securities of companies with small market capitalizations.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease accumulated undistributed net investment loss by $537,000, and decrease paid in capital by $537,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the period ended July 31, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2000, the Fund had a capital loss carryover for federal income tax purposes of $3,798,000 which will expire in 2008-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of  securities,  excluding  short-term
securities,   for  the  period  ended  July  31,  2000,  were  $108,837,000  and
$22,357,000, respectively.

Gross unrealized appreciation and depreciation of investments as of July 31, 2000, were $25,103,000 and $14,301,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

D. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the period ended July 31, 2000, was $2,000.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2000, the Association and its affiliates owned 832,000 shares (10.9%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:

                                                         PERIOD ENDED
                                                           JULY 31,
                                                             2000*
                                                        --------------

Net asset value at beginning of period                     $  10.00
Net investment loss                                            (.10)(a)
Net realized and unrealized gain                               3.27
                                                        --------------
Net asset value at end of period                           $  13.17
                                                        ==============
Total return (%)                                              31.70
Net assets at end of period (000)                          $100,980
Ratio of expenses to average net assets (%)                    1.43
Ratio of net investment loss to average net assets (%)         (.77)
Portfolio turnover (%)                                        36.73


 *  FUND COMMENCED OPERATIONS ON AUGUST 2, 1999.
(a) CALCULATED USING WEIGHTED AVERAGE SHARES.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777